Additional Information: Condensed Financial Statements of the Company - Condensed Statements of Comprehensive Income/(Loss) of the Parent Company (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Statement Of Income Captions [Line Items]
Net income/(loss)	$ (46,041)	$ (63,415)	$ 5,207
Parent
Condensed Statement Of Income Captions [Line Items]
Operating expenses	(10,399)	(50,638)	(1,299)
Loss before income tax	(10,266)	(50,925)	(1,495)
Income/(loss) from subsidiaries and former VIEs	35,775	12,490	(6,702)
Net income/(loss)	$ (46,041)	$ (63,415)	$ 5,207